Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
As described in “Compensation Discussion and Analysis,” our Compensation, People and Culture Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of financial, operational and strategic goals that we believe enhance long-term shareholder value. The table below sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2020 through 2023:
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (a)	Compensation Actually Paid to CEO (b)	Average Summary Compensation Table total for Non-CEO NEOs (c)	Average Compensation Actually Paid to Non-CEO NEOs (d)	CMG Total Shareholder Return (e)	Peer Group Total Shareholder Return (f)	Net Income ($millions) (g)	Company Selected Measure (CSM) - RCF Dollars ($millions) (h)
2023	$ 22,473,427	$ 95,261,876	$7,195,337	$ 28,967,744	$273	$ 141	$1,229	$2,586
2022	$17,186,153	($16,848,694)	$6,500,834	($6,223,351)	$166	$126	$899	$2,062
2021	$17,880,580	$66,215,877	$5,402,915	$22,935,919	$209	$139	$653	$1,707
2020	$38,035,868	$95,328,425	$14,751,175	$30,272,465	$166	$115	$356	$1,041
Column (a). Reflects compensation amounts reported in the Summary Compensation Table for our CEO, Brian Niccol, for the respective years shown.
Column (b). Reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned, realized, or received by the CEO during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compensation, People and Culture Committee regarding the CEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.
Year	Summary Compensation Table Total for CEO	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to CEO
2023	$22,473,427	$15,501,159	$52,191,463	$ 28,407,137	$7,691,008	$0	$ 95,261,876
2022	$17,186,153	$13,501,795	$7,812,978	($17,794,792)	($10,551,238)	$0	($16,848,694)
2021	$17,880,580	$12,001,072	$29,796,775	$29,160,321	$1,379,272	$0	$66,215,877
2020	$38,035,868	$33,223,032	$45,251,258	$54,892,816	($9,628,485)	$0	$95,328,425
Column (c). The following non-CEO NEOs are included in the average amounts for each year shown:
2023: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2022: Jack Hartung, Curt Garner, Christopher Brandt, Scott Boatwright and Marissa Andrada
2021: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2020: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
Column (d). Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-CEO NEOs during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information about the decisions made by our Compensation, People and Culture Committee regarding the non-CEO NEOs’ compensation for each fiscal year, see “Compensation Discussion and Analysis” and the related tables and narrative explanations reporting pay for the fiscal years covered in the table above.
Year	Average Summary Compensation Table Total for Non-CEO NEOs	Less: Average Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Average Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option From Prior Years	Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Average Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Average Compensation Actually Paid to Non-CEO NEOs
2023	$7,195,337	$4,876,808	$16,111,788	$7,931,308	$2,606,119	$0	$ 28,967,744
2022	$6,500,834	$4,952,583	$2,987,539	($4,482,629)	($3,707,258)	$2,569,255	($6,223,351)
2021	$5,402,915	$3,313,428	$8,226,718	$10,490,185	$2,129,529	$0	$22,935,919
2020	$14,751,175	$13,147,324	$16,396,916	$13,279,493	($1,007,795)	$0	$30,272,465
Column (e). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Chipotle through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2019.
Column (f). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Restaurants Index (Peer Group TSR) through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2019 and dividends were reinvested.
Column (g). Reflects net income in Chipotle’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Column (h). Company Selected Measure (“CSM”) is Restaurant Cash Flow Dollars (“RCF Dollars”), which is calculated as the Company’s total revenue less restaurant operating costs (exclusive of depreciation and amortization) for the applicable Company fiscal year.

Company Selected Measure Name	Restaurant Cash Flow Dollars
Named Executive Officers, Footnote
Column (a). Reflects compensation amounts reported in the Summary Compensation Table for our CEO, Brian Niccol, for the respective years shown.
Column (c). The following non-CEO NEOs are included in the average amounts for each year shown:
2023: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2022: Jack Hartung, Curt Garner, Christopher Brandt, Scott Boatwright and Marissa Andrada
2021: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright
2020: Jack Hartung, Curt Garner, Christopher Brandt and Scott Boatwright

Peer Group Issuers, Footnote
Column (f). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Restaurants Index (Peer Group TSR) through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2019 and dividends were reinvested.

PEO Total Compensation Amount	$ 22,473,427	$ 17,186,153	$ 17,880,580	$ 38,035,868
PEO Actually Paid Compensation Amount	$ 95,261,876	(16,848,694)	66,215,877	95,328,425
Adjustment To PEO Compensation, Footnote
Column (b). Reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned, realized, or received by the CEO during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compensation, People and Culture Committee regarding the CEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.
Year	Summary Compensation Table Total for CEO	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to CEO
2023	$22,473,427	$15,501,159	$52,191,463	$ 28,407,137	$7,691,008	$0	$ 95,261,876
2022	$17,186,153	$13,501,795	$7,812,978	($17,794,792)	($10,551,238)	$0	($16,848,694)
2021	$17,880,580	$12,001,072	$29,796,775	$29,160,321	$1,379,272	$0	$66,215,877
2020	$38,035,868	$33,223,032	$45,251,258	$54,892,816	($9,628,485)	$0	$95,328,425

Non-PEO NEO Average Total Compensation Amount	$ 7,195,337	6,500,834	5,402,915	14,751,175
Non-PEO NEO Average Compensation Actually Paid Amount	$ 28,967,744	(6,223,351)	22,935,919	30,272,465
Adjustment to Non-PEO NEO Compensation Footnote
Column (d). Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-CEO NEOs during the applicable year, and a significant portion of the value is subject to forfeiture if the underlying vesting conditions with respect to the equity awards are not achieved. For information about the decisions made by our Compensation, People and Culture Committee regarding the non-CEO NEOs’ compensation for each fiscal year, see “Compensation Discussion and Analysis” and the related tables and narrative explanations reporting pay for the fiscal years covered in the table above.
Year	Average Summary Compensation Table Total for Non-CEO NEOs	Less: Average Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Average Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Average Change in Fair Value of Outstanding Unvested Stock and Option From Prior Years	Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Average Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Average Compensation Actually Paid to Non-CEO NEOs
2023	$7,195,337	$4,876,808	$16,111,788	$7,931,308	$2,606,119	$0	$ 28,967,744
2022	$6,500,834	$4,952,583	$2,987,539	($4,482,629)	($3,707,258)	$2,569,255	($6,223,351)
2021	$5,402,915	$3,313,428	$8,226,718	$10,490,185	$2,129,529	$0	$22,935,919
2020	$14,751,175	$13,147,324	$16,396,916	$13,279,493	($1,007,795)	$0	$30,272,465

Compensation Actually Paid vs. Total Shareholder Return
The charts below reflect the relationship of CAP to our CEO and other NEOs in each of 2020, 2021, 2022 and 2023 to (1) TSR of both Chipotle (“CMG”) and the S&P 500 Restaurants Index, (2) CMG net income and (3) CMG RCF Dollars.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals for outstanding PSU grants. For a discussion of how our Compensation, People and Culture Committee assessed Chipotle’s performance and our NEOs pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in our proxy statements for 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income
The charts below reflect the relationship of CAP to our CEO and other NEOs in each of 2020, 2021, 2022 and 2023 to (1) TSR of both Chipotle (“CMG”) and the S&P 500 Restaurants Index, (2) CMG net income and (3) CMG RCF Dollars.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals for outstanding PSU grants. For a discussion of how our Compensation, People and Culture Committee assessed Chipotle’s performance and our NEOs pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in our proxy statements for 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure
The charts below reflect the relationship of CAP to our CEO and other NEOs in each of 2020, 2021, 2022 and 2023 to (1) TSR of both Chipotle (“CMG”) and the S&P 500 Restaurants Index, (2) CMG net income and (3) CMG RCF Dollars.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals for outstanding PSU grants. For a discussion of how our Compensation, People and Culture Committee assessed Chipotle’s performance and our NEOs pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in our proxy statements for 2023, 2022, 2021 and 2020.

Total Shareholder Return Vs Peer Group
The charts below reflect the relationship of CAP to our CEO and other NEOs in each of 2020, 2021, 2022 and 2023 to (1) TSR of both Chipotle (“CMG”) and the S&P 500 Restaurants Index, (2) CMG net income and (3) CMG RCF Dollars.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals for outstanding PSU grants. For a discussion of how our Compensation, People and Culture Committee assessed Chipotle’s performance and our NEOs pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in our proxy statements for 2023, 2022, 2021 and 2020.

Tabular List, Table
The following table identifies the four most important performance measures used by our Compensation, People and Culture Committee to link the compensation actually paid (“CAP”) to our CEO and other NEOs in 2023 to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussion and Analysis” above.
Most Important Performance Measures
Restaurant Cash Flow (RCF) Dollars Comparable Restaurant Sales (CRS) Growth RCF Margin % Site Assessment Requests (SARs)

Total Shareholder Return Amount	$ 273	166	209	166
Peer Group Total Shareholder Return Amount	141	126	139	115
Net Income (Loss)	$ 1,229,000,000	$ 899,000,000	$ 653,000,000	$ 356,000,000
Company Selected Measure Amount	2,586,000,000	2,062,000,000	1,707,000,000	1,041,000,000
PEO Name	Brian Niccol	Brian Niccol	Brian Niccol	Brian Niccol
Measure:: 1
Pay vs Performance Disclosure
Name	Restaurant Cash Flow (RCF) Dollars
Measure:: 2
Pay vs Performance Disclosure
Name	Comparable Restaurant Sales (CRS) Growth
Measure:: 3
Pay vs Performance Disclosure
Name	RCF Margin %
Measure:: 4
Pay vs Performance Disclosure
Name	Site Assessment Requests (SARs)
PEO | Summary Compensation Table Total Equity (Stock Awards and Option Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,501,159)	$ (13,501,795)	$ (12,001,072)	$ (33,223,032)
PEO | Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,191,463	7,812,978	29,796,775	45,251,258
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,407,137	(17,794,792)	29,160,321	54,892,816
PEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,691,008	(10,551,238)	1,379,272	(9,628,485)
PEO | Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Summary Compensation Table Total Equity (Stock Awards and Option Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,876,808)	(4,952,583)	(3,313,428)	(13,147,324)
Non-PEO NEO | Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,111,788	2,987,539	8,226,718	16,396,916
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,931,308	(4,482,629)	10,490,185	13,279,493
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,606,119	(3,707,258)	2,129,529	(1,007,795)
Non-PEO NEO | Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (2,569,255)	$ 0	$ 0